EQ ADVISORS TRUSTSM

EQ/NATURAL RESOURCES PLUS PORTFOLIO

SUPPLEMENT DATED MARCH 18, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Summary Prospectus dated May 1, 2012, as revised February 8, 2013 of the EQ/Natural Resources PLUS Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about an addition to the Portfolio’s team of portfolio managers.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as revised February 8, 2013; as supplemented February 8, 2013, February 26, 2013 and March 18, 2013; and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 15, 2012, January 22, 2013 and February 8, 2013, and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The following information hereby is added to the section of the Prospectus entitled “Who Manages the Portfolio – Adviser: RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”):

Portfolio Manager:

Name	Title	Date Began Managing the Portfolio
Jeffrey Schok, CFA	Senior Analyst for global resources and precious metal strategies at RBC GAM (US)	February 2012

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